Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Beginning balance, December 31, 2011	$ 2,476
Current period change	(192)
Ending balance, December 31, 2012	$ 2,284